Long-term debt - Disclosure of detailed information of long-term debt, activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Balance - Beginning of period	$ 93,900	$ 145,080
Increase in revolving credit facility	10,437	35,000
Repayment of revolving credit facility	(105,372)	(84,721)
Foreign exchange revaluation impact	1,035	(1,459)
Balance - End of period	0	93,900
Current portion	0	0
Non-current portion	0	93,900
Long-term debt	$ 0	$ 93,900